Summary of Significant Components of Current and Deferred Taxes (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Rate Reconciliation [Line Items]
Valuation allowance	R$ 15,636,304	R$ 11,269,242		R$ 10,134,731
Valuation allowance, change in amount	4,367,062
Tax loss carryforwards	R$ 13,703,530 [1]	R$ 5,752,241	[1]	R$ 4,956,994
Tax loss carryforwards against taxable income offset percentage	30.00%
Brazil
Income Tax Rate Reconciliation [Line Items]
Deferred tax assets, that do not expire	R$ 29,692,453
Tax loss carryforwards	10,095,435
Foreign Tax Authority
Income Tax Rate Reconciliation [Line Items]
Deferred tax assets, that do not expire	14,432,380
Tax loss carryforwards	R$ 3,608,095

[1]	The tax loss carryfowards in Brazil and foreign subsidiaries is approximately R$29,692,453 and R$14,432,380, and corresponding to R$10,095,435 and R$3,608,095 of deferred tax assets, respectively, which do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.